(Losses)/Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic (losses)/earnings per share
Weighted average number of outstanding ordinary shares in issue	66,426,382	61,717,171	59,715,173
Net (loss)/income attributable to the Company	$ (74,805)	$ (26,737)	$ 11,698
(Losses)/earnings per share attributable to the Company (US$ per share)	$ (1.13)	$ (0.43)	$ 0.20
Diluted (losses)/earnings per share
Weighted average number of outstanding ordinary shares in issue	66,426,382	61,717,171	59,715,173
Adjustment for share options and LTIP			255,877
Weighted average number of outstanding ordinary shares in issue, diluted	66,426,382	61,717,171	59,971,050
Net (loss)/income attributable to the Company	$ (74,805)	$ (26,737)	$ 11,698
(Losses)/earnings per share attributable to the Company (US$ per share)	$ (1.13)	$ (0.43)	$ 0.20